Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries and VIEs
As of December 31, 2020, the Company’s major subsidiaries, major VIEs and VIE’s subsidiary are as follows:

Company Name	Date of establishment	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Wholly owned subsidiaries of the Company:
LingoChamp US Inc.	Established on August 15, 2017	US	100%	AI lab operation
LingoChamp (HK) Limited	Established on August 29, 2013	Hong Kong	100%	Investment holding
Yuguan Information Technology (Shanghai) Co., Ltd. (“Yuguan WFOE”)	Established on November 19, 2013	PRC	100%	Technology development
Yuling Culture Communication (Shanghai) Co., Ltd.	Established on October 13, 2015	PRC	100%	Provision of cross-border loan arrangement
Variable Interest Entity (“VIEs”)
Shanghai Liulishuo Information and Technology Co., Ltd. (“Shanghai Liulishuo” or “Shanghai Liulishuo VIE”)	Established on May 17, 2013	PRC	100%	Provision of English learning services
Shanghai Mengfan Culture Communication Co., Ltd. (“Mengfan”)	Established on December 8, 2014	PRC	100%	Provision of marketing support services
Shanghai Mengfan Education Training Co., Ltd. (“Mengfan Education”)	Established on April 18, 2019	PRC	100%	Provision of English learning service
Subsidiary of Variable Interest Entity (“VIE ’s subsidiary”)
Wuhan Liulishuo Information and Technology Co., Ltd.	Established on January 14, 2019	PRC	100%	Provision of marketing support service

Schedule of VIEs
The following combined financial information of the Group’s VIEs and VIEs’ subsidiary as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2019	2020
Assets
Current assets
Cash and cash equivalents	137,364	37,673
Restricted cash	100	20
Accounts receivable, net	7,360	5,892
Amounts due from inter-company entities	3,258	4,254
Prepayments and other current assets	60,942	36,298

Total current assets	209,024	84,137

Non-current assets
Property and equip m ent, net	34,815	15,773
Operating lease right-of-use assets, net	113,616	48,862
Other non-current assets	6,023	3,510
Deferred tax assets	15,336	13,547

Total non-current assets	169,790	81,692

Total assets	378,814	165,829

	As of December 31,
	2019	2020
Liabilities
Current liabilities
Accounts payable	91,896	50,443
Amounts due to inter-company entities	219,744	169,717
Deferred revenue, current	695,971	689,325
Salary and welfare payable	73,946	56,946
Tax payable	46,823	48,058
Operating lease liability, current	29,119	19,465
Accrued liabilities and other current liabilities	11,938	16,405

Total current liabilities	1,169,437	1,050,359

Deferred revenue, non-current	—	56,905
Operating lease liability, non-current	83,282	32,933
Other non-current liabilities	1,000	2,380

Total non-current liabilities	84,282	92,218

Total liabilities	1,253,719	1,142,577

	For the years ended December 31,
	2018	2019	2020
Net revenues	637,034	1,023,213	972,628
Net loss	(387,668)	(298,596)	(101,843)

	For the years ended December 31,
	2018	2019	2020
Net cash provided by/(used in) operating activities	48,285	109,999	(98,741)
Net cash used in investing activities	(15,538)	(31,603)	(1,030)
Net cash provided by financing activities	5,055	1,000	—

Net increase/(decrease) in cash, cash equivalents and restricted cash	37,802	79,396	(99,771)